Columbia Seligman Premium Technology Growth Fund, Inc.
Third Quarter Report
September 30, 2025 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Seligman Premium Technology Growth Fund, Inc., September 30, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 99.2%
Issuer	Shares	Value ($)
Communication Services 12.0%
Entertainment 0.6%
Electronic Arts, Inc.	19,800	3,993,660
Interactive Media & Services 11.2%
Alphabet, Inc., Class A(a)	123,520	30,027,712
Alphabet, Inc., Class C	53,300	12,981,215
Match Group, Inc.	245,200	8,660,464
Meta Platforms, Inc., Class A	15,270	11,213,983
Pinterest, Inc., Class A(b)	234,209	7,534,503
TripAdvisor, Inc.(b)	119,804	1,948,013
Total		72,365,890
Media 0.2%
NIQ Global Intelligence PLC(b)	86,603	1,359,667
Total Communication Services		77,719,217
Consumer Discretionary 2.1%
Broadline Retail 1.8%
Amazon.com, Inc.(a),(b)	32,600	7,157,982
eBay, Inc.(a)	49,189	4,473,740
Total		11,631,722
Hotels, Restaurants & Leisure 0.3%
Airbnb, Inc., Class A(b)	16,700	2,027,714
Total Consumer Discretionary		13,659,436
Financials 5.3%
Financial Services 5.3%
Block, Inc., Class A(b)	64,350	4,650,575
Global Payments, Inc.	154,369	12,824,977
Shift4 Payments, Inc., Class A(b)	27,528	2,130,667
Visa, Inc., Class A(a)	42,625	14,551,322
Total		34,157,541
Total Financials		34,157,541
Industrials 10.7%
Electrical Equipment 8.5%
Bloom Energy Corp., Class A(a),(b)	650,512	55,013,800
Ground Transportation 2.2%
Lyft, Inc., Class A(b)	636,732	14,014,471
Total Industrials		69,028,271
Common Stocks (continued)
Issuer	Shares	Value ($)
Information Technology 68.8%
Communications Equipment 2.8%
Arista Networks, Inc.(b)	65,446	9,536,137
Cisco Systems, Inc.	123,450	8,446,449
Total		17,982,586
Electronic Equipment, Instruments & Components 1.8%
Advanced Energy Industries, Inc.	34,929	5,942,820
Coherent Corp.(b)	51,800	5,579,896
Total		11,522,716
IT Services 4.7%
GoDaddy, Inc., Class A(b)	83,488	11,423,663
Wix.com Ltd.(b)	108,843	19,333,782
Total		30,757,445
Semiconductors & Semiconductor Equipment 34.2%
Applied Materials, Inc.(a)	119,046	24,373,478
Broadcom, Inc.(a)	104,321	34,416,540
Lam Research Corp.	309,399	41,428,526
Marvell Technology, Inc.	282,531	23,752,381
NVIDIA Corp.(a)	186,076	34,718,060
NXP Semiconductors NV	40,600	9,245,838
ON Semiconductor Corp.(b)	111,600	5,502,996
QUALCOMM, Inc.	15,833	2,633,978
Renesas Electronics Corp.	480,800	5,531,697
Semtech Corp.(b)	132,555	9,471,055
Synaptics, Inc.(b)	147,628	10,088,898
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	20,000	5,585,800
Teradyne, Inc.	103,599	14,259,366
Total		221,008,613
Software 15.3%
Adeia, Inc.	294,425	4,946,340
BILL Holdings, Inc.(b)	43,895	2,325,118
Check Point Software Technologies Ltd.(b)	11,600	2,400,156
CyberArk Software Ltd.(b)	3,900	1,884,285
DocuSign, Inc.(b)	33,117	2,387,404
Gen Digital, Inc.	428,628	12,168,749
Intuit, Inc.	2,300	1,570,693

Columbia Seligman Premium Technology Growth Fund, Inc.  | 2025

Portfolio of Investments  (continued)
Columbia Seligman Premium Technology Growth Fund, Inc., September 30, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Microsoft Corp.(a)	57,125	29,587,894
Netskope, Inc., Class A(b)	9,430	214,344
Oracle Corp.	43,712	12,293,563
Palo Alto Networks, Inc.(b)	23,566	4,798,509
RingCentral, Inc., Class A(b)	159,583	4,522,582
Salesforce, Inc.	30,387	7,201,719
Synopsys, Inc.(b)	12,835	6,332,661
Tenable Holdings, Inc.(b)	158,848	4,632,008
Unity Software, Inc.(b)	39,553	1,583,702
Total		98,849,727
Technology Hardware, Storage & Peripherals 10.0%
Apple, Inc.(a)	83,700	21,312,531
Hewlett Packard Enterprise Co.	419,500	10,302,920
NetApp, Inc.	97,852	11,591,548
Western Digital Corp.	178,989	21,489,419
Total		64,696,418
Total Information Technology		444,817,505
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate 0.3%
Specialized REITs 0.3%
SBA Communications Corp.	9,500	1,836,825
Total Real Estate		1,836,825
Total Common Stocks (Cost $275,126,262)		641,218,795

Money Market Funds 0.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.265%(c),(d)	5,731,082	5,729,362
Total Money Market Funds (Cost $5,728,619)		5,729,362
Total Investments in Securities (Cost: $280,854,881)		646,948,157
Other Assets & Liabilities, Net		(569,473)
Net Assets		646,378,684
At September 30, 2025, securities and/or cash totaling $163,745,173 were pledged as collateral.
Notes to Portfolio of Investments
(a)	This security or a portion of this security has been pledged as collateral in connection with investments sold short and/or derivative contracts.
(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at September 30, 2025.
(d)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.265%
	16,091,932	147,210,489	(157,572,931)	(128)	5,729,362	(1,902)	344,721	5,731,082
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements included within the most recent shareholder report.
Columbia Seligman Premium Technology Growth Fund, Inc.  | 2025

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT221_12_R01_(11/25)